Organization and principal activities - Income Statement and Cash flow information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)
Variable interest entity
Total revenue	¥ 144,834	$ 21,623	¥ 692,460	¥ 692,460
Net loss	(196,845)	(29,386)	(234,217)
Net cash used in operating activities	(46,630)	(6,962)	(57,764)
Net cash provided by (used in) investing activities	(155,759)	(23,254)	16,859
Net cash provided by (used in) financing activities	(49,510)	(7,392)	(152,686)
Net decrease in cash, cash equivalents and restricted cash	(242,298)	(36,174)	(197,773)
Cash, cash equivalents and restricted cash at the beginning of the period	516,238	77,072	936,030	936,030
Cash, cash equivalents and restricted cash at the end of the period	273,940	$ 40,898	738,257	516,238
Base commission from transactions
Variable interest entity
Total revenue	117,080			623,556
Base commission from transactions | Sales Commitment Arrangements
Variable interest entity
Total revenue			949
Sales Incentive | Sales Commitment Arrangements
Variable interest entity
Total revenue	4,677
VIE
Variable interest entity
Total revenue	142,071		667,836
Net loss	(27,433)		(175,080)
Net cash used in operating activities	(19,483)		(336,244)
Net cash provided by (used in) investing activities	(10,048)		17,163
Net cash provided by (used in) financing activities	(58,509)		202,314
Net decrease in cash, cash equivalents and restricted cash	(88,040)		(116,767)
Cash, cash equivalents and restricted cash at the beginning of the period	251,873		483,123	483,123
Cash, cash equivalents and restricted cash at the end of the period	¥ 163,833		¥ 366,356	¥ 251,873